Common Stock and Additional Paid in Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock and Additional Paid in Capital

Note 13 – COMMON STOCK AND ADDITIONAL PAID IN CAPITAL

Authorized

On March 26, 2019, the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis. Upon effect of the reverse split, authorized capital decreased from 3,000,000,000 shares of common stock to 750,000 shares of common stock. Subsequently, on May 23, 2019, an increase in common shares to 150,000,000 was authorized, with a par value of $0.001. These consolidated financial statements give retroactive effect to such reverse stock split named above and all share and per share amounts have been adjusted accordingly, unless otherwise noted. Each share of common stock is entitled to one (1) vote.

Common Stock Transactions

During the three months ended March 31, 2021:

●	The Company issued 115,000 shares of restricted common stock with a fair value of $60,835 pursuant to a legal settlement, see Note 16.

●	The Company issued 150,000 shares of common stock with a fair value of $138,750 for consulting services.

●	The Company issued an aggregate of 8,138,975 shares of common stock to satisfy shares to be issued at December 31, 2020.

●	The Company issued 7,118,548 shares of common stock with a fair value of $970,976 for conversion of 37 Series B Preferred Shares at $208,680 and conversion of 762 Series C Preferred Shares at $762,296.

●	The Company cancelled 1,751,288 shares of common stock and were returned to treasury due to a duplicated issuance for share settled debt during the year ended December 31, 2020.

During the year ended December 31, 2020:

●	The Company issued an aggregate of 191,865 shares of common stock for cash proceeds of $100,031.

●	The Company issued an aggregate of 4,303,000 shares of common stock with a fair value of $1,360,784 in exchange for services.

●	The Company issued an aggregate of 16,880,146 shares of common stock with a fair value of $7,521,454 to satisfy shares to be issued.

●	The Company issued 2,363,532 shares of common stock with a fair value of $214,286 for share-settled debt.

●	The Company issued an aggregate of 52,937,999 shares of common stock with a fair value of $3,577,005 upon the conversion of $777,872 of convertible debentures and accrued interest per the table below:

Date issued	Common shares issued (#)	Fair value(1)	Converted balance(2)	Loss on conversion
January 7, 2020	53,764	$53,226	$20,000	$(33,226)
February 4, 2020	135,802	127,654	20,000	(107,654)
February 7, 2020	151,234	142,160	24,500	(117,660)
February 26, 2020	151,515	45,455	20,000	(25,455)
February 26, 2020	140,151	39,242	18,500	(20,742)
March 9, 2020	170,000	27,200	13,090	(14,110)
March 9, 2020	195,547	68,441	13,000	(55,441)
March 11, 2020	180,505	63,177	12,000	(51,177)
April 1, 2020	140,000	9,800	3,889	(5,911)
April 1, 2020	220,000	15,400	6,666	(8,734)
April 2, 2020	218,678	16,379	7,000	(9,379)
April 21, 2020	264,026	24,649	8,000	(16,649)
May 15, 2020	258,000	25,800	7,166	(18,634)
May 19, 2020	426,000	80,940	17,338	(63,602)
May 19, 2020	675,675	100,000	30,000	(70,000)
May 19, 2020	350,000	33,250	12,705	(20,545)
May 19, 2020	337,837	50,000	15,000	(35,000)
May 21, 2020	298,606	56,735	13,258	(43,477)
May 21, 2020	611,111	116,111	27,750	(88,361)
July 8, 2020	500,000	45,000	10,500	(34,500)
July 8, 2020	857,142	72,857	18,000	(54,857)
July 8, 2020	600,000	22,800	11,549	(11,251)
July 8, 2020	639,846	51,188	13,437	(37,751)
July 8, 2020	880,952	70,476	18,500	(51,976)
July 10, 2020	809,523	29,952	17,000	(12,952)
July 17, 2020	1,121,212	55,948	18,500	(37,448)
July 17, 2020	1,151,515	46,291	19,500	(26,791)
July 20, 2020	1,130,000	45,426	17,091	(28,335)
July 23, 2020	879,157	43,870	14,506	(29,364)
August 3, 2020	1,309,824	35,234	14,146	(21,088)
August 3, 2020	1,638,117	33,991	17,692	(16,299)
August 10, 2020	1,412,525	30,553	15,255	(15,298)
August 13, 2020	1,000,000	20,100	15,000	(5,100)
August 13, 2020	1,130,000	25,877	11,311	(14,566)
August 13, 2020	1,465,201	29,451	16,000	(13,451)
August 19, 2020	1,484,615	22,269	19,300	(2,969)
August 25, 2020	1,750,000	125,125	11,340	(113,785)
August 25, 2020	1,483,146	106,045	13,200	(92,845)
August 25, 2020	620,033	44,332	4,018	(40,314)
August 25, 2020	1,490,000	106,535	8,851	(97,684)
August 25, 2020	1,893,939	135,417	12,500	(122,917)
August 26, 2020	1,818,182	130,000	12,000	(118,000)
August 27, 2020	1,808,989	156,839	16,100	(140,739)
August 31, 2020	1,808,989	84,842	16,100	(68,742)
September 1, 2020	1,560,000	79,560	9,266	(70,294)
September 2, 2020	1,808,989	80,283	16,100	(64,183)
September 9, 2020	1,808,989	66,119	16,100	(50,019)
September 10, 2020	2,727,273	92,045	18,000	(74,045)
September 14, 2020	1,560,000	46,566	9,266	(37,300)
September 17, 2020	345,291	12,879	7,700	(5,179)
September 18, 2020	2,938,117	113,705	19,039	(94,666)
September 22, 2020	1,515,151	57,879	10,000	(47,879)
September 24, 2020	412,831	51,232	5,699	(45,533)
September 29, 2020	2,600,000	310,700	15,444	(295,256)
Total	52,937,999	$3,577,005	$777,872	$(2,799,133)

(1)	Fair values are derived based on the closing price of the Company’s common stock on the date of the conversion notice.

(2)	Converted balance includes portions of principal, accrued interest, financing fees, interest penalties and other fees converted upon the issuance of shares of common stock.

Warrants

During the three months ended March 31, 2021, the Company granted 1,000,000 warrants with a contractual life of three years and exercise price of $0.25 per share pursuant to an investor relations agreement dated October 26, 2020. Warrants were valued at $163,998 using the Black Scholes Option Pricing Model with the assumptions outlined below. Expected life was determined based on historical exercise data of the Company.

March 31, 2021
Risk-free interest rate	0.18%
Expected life	3.0 years
Expected dividend rate	0%
Expected volatility	299.7%

Continuity of the Company’s common stock purchase warrants issued and outstanding is as follows:

	Warrants	Weighted average exercise price
Outstanding at year December 31, 2020	12,939,813	$0.60
Granted	1,000,000	0.25
Exercised	-	-
Expired	-	-
Outstanding as at March 31, 2021	13,939,813	$0.57

As at March 31, 2021, the weighted average remaining contractual life of warrants outstanding was 2.95 years with an intrinsic value of $884,697.

Note 14 – COMMON STOCK AND ADDITIONAL PAID IN CAPITAL

Authorized

On March 26, 2019, the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis. Upon effect of the reverse split, authorized capital decreased from 3,000,000,000 shares of common stock to 750,000 shares of common stock. Subsequently, on May 23, 2019, an increase in common shares to 150,000,000 was authorized, with a par value of $0.001. These consolidated financial statements give retroactive effect to such reverse stock split named above and all share and per share amounts have been adjusted accordingly, unless otherwise noted. Each share of common stock is entitled to one (1) vote.

Common Stock Transactions

During the year ended December 31, 2020:

●	The Company issued an aggregate of 191,865 shares of common stock for cash proceeds of $100,031.

●	The Company issued an aggregate of 4,303,000 shares of common stock with a fair value of $1,360,784 in exchange for services.

●	The Company issued an aggregate of 16,880,146 shares of common stock with a fair value of $7,521,454 to satisfy shares to be issued.

●	The Company issued 2,363,532 shares of common stock with a fair value of $214,286 for share-settled debt.

●	The Company issued an aggregate of 52,937,999 shares of common stock with a fair value of $3,577,005 upon the conversion of $777,872 of convertible debentures and accrued interest, as outlined in Note 9, per the table below:

Date issued	Common shares issued (#)	Fair value(1)	Converted balance(2)	Loss on conversion
January 7, 2020	53,764	$53,226	$20,000	$(33,226)
February 4, 2020	135,802	127,654	20,000	(107,654)
February 7, 2020	151,234	142,160	24,500	(117,660)
February 26, 2020	151,515	45,455	20,000	(25,455)
February 26, 2020	140,151	39,242	18,500	(20,742)
March 9, 2020	170,000	27,200	13,090	(14,110)
March 9, 2020	195,547	68,441	13,000	(55,441)
March 11, 2020	180,505	63,177	12,000	(51,177)
April 1, 2020	140,000	9,800	3,889	(5,911)
April 1, 2020	220,000	15,400	6,666	(8,734)
April 2, 2020	218,678	16,379	7,000	(9,379)
April 21, 2020	264,026	24,649	8,000	(16,649)
May 15, 2020	258,000	25,800	7,166	(18,634)
May 19, 2020	426,000	80,940	17,338	(63,602)
May 19, 2020	675,675	100,000	30,000	(70,000)
May 19, 2020	350,000	33,250	12,705	(20,545)
May 19, 2020	337,837	50,000	15,000	(35,000)
May 21, 2020	298,606	56,735	13,258	(43,477)
May 21, 2020	611,111	116,111	27,750	(88,361)
July 8, 2020	500,000	45,000	10,500	(34,500)
July 8, 2020	857,142	72,857	18,000	(54,857)
July 8, 2020	600,000	22,800	11,549	(11,251)
July 8, 2020	639,846	51,188	13,437	(37,751)
July 8, 2020	880,952	70,476	18,500	(51,976)
July 10, 2020	809,523	29,952	17,000	(12,952)
July 17, 2020	1,121,212	55,948	18,500	(37,448)
July 17, 2020	1,151,515	46,291	19,500	(26,791)
July 20, 2020	1,130,000	45,426	17,091	(28,335)
July 23, 2020	879,157	43,870	14,506	(29,364)
August 3, 2020	1,309,824	35,234	14,146	(21,088)
August 3, 2020	1,638,117	33,991	17,692	(16,299)
August 10, 2020	1,412,525	30,553	15,255	(15,298)
August 13, 2020	1,000,000	20,100	15,000	(5,100)
August 13, 2020	1,130,000	25,877	11,311	(14,566)
August 13, 2020	1,465,201	29,451	16,000	(13,451)
August 19, 2020	1,484,615	22,269	19,300	(2,969)
August 25, 2020	1,750,000	125,125	11,340	(113,785)
August 25, 2020	1,483,146	106,045	13,200	(92,845)
August 25, 2020	620,033	44,332	4,018	(40,314)
August 25, 2020	1,490,000	106,535	8,851	(97,684)
August 25, 2020	1,893,939	135,417	12,500	(122,917)
August 26, 2020	1,818,182	130,000	12,000	(118,000)
August 27, 2020	1,808,989	156,839	16,100	(140,739)
August 31, 2020	1,808,989	84,842	16,100	(68,742)
September 1, 2020	1,560,000	79,560	9,266	(70,294)
September 2, 2020	1,808,989	80,283	16,100	(64,183)
September 9, 2020	1,808,989	66,119	16,100	(50,019)
September 10, 2020	2,727,273	92,045	18,000	(74,045)
September 14, 2020	1,560,000	46,566	9,266	(37,300)
September 17, 2020	345,291	12,879	7,700	(5,179)
September 18, 2020	2,938,117	113,705	19,039	(94,666)
September 22, 2020	1,515,151	57,879	10,000	(47,879)
September 24, 2020	412,831	51,232	5,699	(45,533)
September 29, 2020	2,600,000	310,700	15,444	(295,256)
Total	52,937,999	$3,577,005	$777,872	$(2,799,133)

(1)	Fair values are derived based on the closing price of the Company’s common stock on the date of the conversion notice.

(2)	Converted balance includes portions of principal, accrued interest, financing fees, interest penalties and other fees converted upon the issuance of shares of common stock.

During the year ended December 31, 2019:

●	The Company issued an aggregate of 72,295 shares of common stock with a fair value of $63,437 in exchange for services.

●	The Company issued an aggregate of 32,000 shares of common stock with a fair value of $37,760 as partial settlement for accounts payable, as outlined in Note 8.

●	The Company issued an aggregate of 407,536 shares of common stock with a fair value of $506,468 upon the conversion of $180,642 of convertible debentures, accrued interest and accounts payable, as outlined in Note 9, per the table below:

Date issued	Common shares issued (#)	Fair value(1)	Converted balance(2)	Loss on conversion
January 22, 2019	10,189	$28,527	$15,690	$(12,837)
March 11, 2019	18,606	37,211	12,280	(24,931)
March 15, 2019	27,137	54,238	17,899	(36,339)
June 17, 2019	45,216	58,781	31,651	(27,130)
June 20, 2019	34,450	36,517	19,895	(16,622)
July 17, 2019	37,900	33,352	5,628	(27,724)
August 26, 2019	40,000	27,020	6,620	(20,400)
September 18, 2019	39,500	49,376	8,255	(41,121)
October 11, 2019	35,000	44,450	13,475	(30,975)
November 13, 2019	47,500	77,899	18,810	(59,089)
November 7, 2019	23,149	18,519	10,000	(8,519)
December 19, 2019	48,889	40,578	22,000	(18,578)
Total	407,536	$506,468	$182,203	$(324,265)

(1)	Fair values are derived based on the closing price of the Company’s common stock on the date of the conversion notice.

(2)	Converted balance includes portions of principal, accrued interest, accounts payable, financing fees and interest penalties converted upon the issuance of shares of common stock.

Common Stock to be Issued

Common stock to be issued as at December 31, 2020 consists of:

●	3,264,285 shares valued at $52,229 to be issued pursuant to settlement of share-settled debt.

●	4,874,690 shares valued at $1,383,815 to be issued pursuant to settlement of various accounts payable balances and outstanding debt in exchange for shares of common stock to be issued.

As at December 31, 2020, 8,138,975 shares of common stock remain to be issued with a value of $1,436,044, all of which were issued subsequent to year end.

Warrants

On December 23, 2020, the Company granted 3,000,000 warrants concurrently with the execution of the Series F SPA. The warrants are exercisable into one share of common stock at an exercise price of $0.50 per share. Warrants were valued at $768,008, under the relative fair value allocation approach. The warrants expire on the five-year anniversary of the Initial Exercise Date.

On March 2, 2020, the Company granted 2,829,859 warrants with a contractual life of five years and exercise price of $0.25 per share in exchange for strategic advisory services. Warrants were valued at $465,248 using the Black Scholes Option Pricing Model with the assumptions outlined below. Expected life was determined based on historical exercise data of the Company.

On October 26, 2020, the Company promised to grant 1,000,000 warrants with a contractual life of three years and exercise price of $0.25 per share in exchange for investor relations services. Warrants were valued at $163,998 using the Black Scholes Option Pricing Model with the assumptions outlined below and were issued subsequently on February 10, 2021. As at December 31, 2020, the value of the warrants was included in obligation to issue warrants.

On December 31, 2020, the Company granted 250,000 warrants with a contractual life of two years and exercise price of $1.00 per share as part of a Debt Conversion and Settlement agreement. Warrants were valued at $328,329 using the Black Scholes Option Pricing Model with the assumptions outlined below.

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.13% - 0.88%	1.62%
Expected life	2.0 - 5.0 years	3.0 years
Expected dividend rate	0%	0%
Expected volatility	266 - 321%	280%

Continuity of the Company’s common stock purchase warrants issued and outstanding is as follows:

	Warrants	Weighted average exercise price
Outstanding at year end December 31, 2018	-	$-
Granted	6,859,954	0.77
Exercised	-	-
Expired	-	-
Outstanding at year December 31, 2019	6,859,954	$0.77
Granted	6,079,859	0.40
Exercised	-	-
Expired	-	-
Outstanding as at December 31, 2020	12,939,813	$0.60

As at December 31, 2020, the weighted average remaining contractual life of warrants outstanding was 3.20 years (2019 – 3.08 years) with an intrinsic value of $9,605,067 (2019 - $108,246).